Non-current financial debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of components of non-current financial debts [line items]
Straight bonds	$ 22,957	$ 17,285
Liabilities to banks and other institutions	539	708
Finance lease obligations	87	82
Total including current portion of non-current financial debt	23,583	18,075
Less current portion of non-current financial debt	(359)	(178)
Total non-current financial debts	$ 23,224	$ 17,897
Average interest rate on loans received	0.30%	0.40%
Ratio fixed rate financial debt to total financial debt	82.00%	76.00%
Average interest rate on borrowings	2.60%	2.80%